United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3947

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 1-3 Years

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/17

Date of Reporting Period: Six months ended 08/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2016
Share Class	Ticker
Institutional	FSGVX
Service	FSGIX
Y	FSGTX

Federated U.S. Government Securities Fund: 1-3 Years

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At August 31, 2016, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Treasury Securities	53.7%
U.S. Government Agency Security	33.7%
U.S. Government Agency Commercial Mortgage-Backed Securities	8.9%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	3.5%
Other Assets and Liabilities—Net[5]	0.2%
TOTAL	100.0%
At August 31, 2016, the Fund's effective maturity schedule6 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
Less than 1 Year	0.0%
1-3 Years	62.7%
Greater than 3 Years	33.6%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	3.5%
Other Assets and Liabilities—Net[5]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities and derivative contracts in which the Fund Invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash equivalents include any investment in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	For callable investments, “effective maturity” is the unexpired period until the earliest date the investment is subject to prepayment or repurchase by the issuer (and market conditions indicate that the issuer will prepay or repurchase the investment). For all other investments, “effective maturity” is the unexpired period until the final maturity.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2016 (unaudited)
Principal Amount or Contracts			Value
		U.S. TREASURIES—53.7%
$6,000,000		0.875%, 10/15/2018	$$6,003,262
15,000,000		1.250%, 11/15/2018	15,128,014
10,000,000		1.250%, 12/15/2018	10,089,815
17,000,000		1.250%, 10/31/2019	17,140,898
6,570,000	[1]	1.500%, 12/31/2018	6,667,156
12,000,000		1.750%, 9/30/2019	12,281,363
15,639,300		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	15,704,514
		TOTAL U.S. TREASURIES (IDENTIFIED COST $81,892,458)	83,015,022
		COMMERCIAL MORTGAGE-BACKED SECURITIES—8.9%
		Agency Commercial Mortgage-Backed Securities—8.9%
7,831,138		FHLMC REMIC KJ04 A1,1.376%, 10/25/2020	7,796,157
3,890,980		FHLMC REMIC KJ03 A1,1.669%, 1/25/2021	3,877,197
2,141,391		FHLMC REMIC K504 A1,1.680%, 10/25/2019	2,152,221
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,868,678)	13,825,575
		GOVERNMENT AGENCIES—33.7%
		Federal Home Loan Bank System—13.0%
10,000,000		0.875%, 8/5/2019	9,951,556
10,000,000		1.125%, 6/21/2019	10,036,044
		TOTAL	19,987,600
		Federal Home Loan Mortgage Corporation—8.5%
5,000,000		1.125%, 8/12/2021	4,949,574
8,185,000		1.150%, 4/26/2019	8,199,072
		TOTAL	13,148,646
		Federal National Mortgage Association—12.2%
3,750,000		1.250%, 8/17/2021	3,733,997
15,000,000		1.375%, 1/28/2019	15,145,842
		TOTAL	18,879,839
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $51,862,657)	52,016,085
		PURCHASED PUT OPTION—0.0%
30		United States Treasury Note 5-Year Futures, Strike Price $121.00, Expiration Date 9/23/2016 (IDENTIFIED COST $7,802)	10,078
Semi-Annual Shareholder Report

Principal Amount or Contracts		Value
	REPURCHASE AGREEMENT—3.5%
$5,432,000	Interest in $920,000,000 joint repurchase agreement 0.33%, dated 8/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $920,008,433 on 9/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $947,608,687 (AT COST)	$5,432,000
	TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $153,063,595)[2]	154,298,760
	OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	247,912
	TOTAL NET ASSETS—100%	$154,546,672
At August 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Treasury Note 2-Year Long Futures	50	$10,915,625	December 2016	$(5,586)
[4]United States Treasury Note 5-Year Short Futures	268	$32,495,000	December 2016	$47,530
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$41,944
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$83,015,022	$—	$83,015,022
Commercial Mortgage-Backed Securities	—	13,825,575	—	13,825,575
Government Agencies	—	52,016,085	—	52,016,085
Purchased Put Option	—	10,078	—	10,078
Repurchase Agreements	—	5,432,000	—	5,432,000
TOTAL SECURITIES	$—	$154,298,760	$—	$154,298,760
Other Financial Instruments:[1]
Assets	$47,530	$—	$—	$47,530
Liabilities	(5,586)	—	—	(5,586)
TOTAL OTHER FINANCIAL INSTRUMENTS	$41,944	$—	$—	$41,944
1	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2016	Year Ended February 28 or 29,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.41	$10.49	$10.60	$10.68	$10.87	$10.91
Income From Investment Operations:
Net investment income	0.06	0.08	0.08	0.05	0.06	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)	(0.07)	(0.11)	(0.08)	(0.10)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.01	(0.03)	(0.03)	(0.04)	0.18
Less Distributions:
Distributions from net investment income	(0.06)	(0.09)	(0.08)	(0.05)	(0.05)	(0.09)
Distributions from net realized gain on investments and futures contracts	—	—	—	—	(0.10)	(0.13)
TOTAL DISTRIBUTIONS	(0.06)	(0.09)	(0.08)	(0.05)	(0.15)	(0.22)
Net Asset Value, End of Period	$10.39	$10.41	$10.49	$10.60	$10.68	$10.87
Total Return[1]	0.40%	0.11%	(0.26)%	(0.26)%	(0.35)%	1.59%
Ratios to Average Net Assets:
Net expenses	0.48%[2]	0.45%	0.46%	0.47%	0.47%	0.46%
Net investment income	1.17%[2]	0.81%	0.79%	0.48%	0.54%	0.75%
Expense waiver/reimbursement[3]	0.23%[2]	0.20%	0.18%	0.17%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,017	$80,330	$100,374	$125,003	$180,931	$260,966
Portfolio turnover	49%	150%	222%	304%	143%	171%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2016	Year Ended February 28 or 29,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.40	$10.48	$10.59	$10.67	$10.87	$10.91
Income From Investment Operations:
Net investment income	0.04	0.04	0.05	0.02	0.02	0.04
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)	(0.06)	(0.11)	(0.08)	(0.09)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.02	(0.02)	(0.06)	(0.06)	(0.07)	0.14
Less Distributions:
Distributions from net investment income	(0.04)	(0.06)	(0.05)	(0.02)	(0.03)	(0.05)
Distributions from net realized gain on investments and futures contracts	—	—	—	—	(0.10)	(0.13)
TOTAL DISTRIBUTIONS	(0.04)	(0.06)	(0.05)	(0.02)	(0.13)	(0.18)
Net Asset Value, End of Period	$10.38	$10.40	$10.48	$10.59	$10.67	$10.87
Total Return[1]	0.23%	(0.23)%	(0.59)%	(0.59)%	(0.72)%	1.26%
Ratios to Average Net Assets:
Net expenses	0.82%[2]	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	0.84%[2]	0.46%	0.49%	0.14%	0.24%	0.40%
Expense waiver/reimbursement[3]	0.23%[2]	0.21%	0.18%	0.17%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,974	$6,913	$10,526	$20,779	$82,329	$22,418
Portfolio turnover	49%	150%	222%	304%	143%	171%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2016	Year Ended February 28 or 29,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.41	$10.49	$10.60	$10.68	$10.87	$10.91
Income From Investment Operations:
Net investment income	0.07	0.10	0.10	0.07	0.08	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)	(0.07)	(0.11)	(0.08)	(0.10)	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.03	(0.01)	(0.01)	(0.02)	0.19
Less Distributions:
Distributions from net investment income	(0.07)	(0.11)	(0.10)	(0.07)	(0.07)	(0.10)
Distributions from net realized gain on investments and futures contracts	—	—	—	—	(0.10)	(0.13)
TOTAL DISTRIBUTIONS	(0.07)	(0.11)	(0.10)	(0.07)	(0.17)	(0.23)
Net Asset Value, End of Period	$10.39	$10.41	$10.49	$10.60	$10.68	$10.87
Total Return[1]	0.48%	0.25%	(0.11)%	(0.10)%	(0.19)%	1.75%
Ratios to Average Net Assets:
Net expenses	0.33%[2]	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.30%[2]	0.95%	0.95%	0.64%	0.71%	0.95%
Expense waiver/reimbursement[3]	0.23%[2]	0.20%	0.18%	0.17%	0.17%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,555	$122,997	$150,605	$173,773	$178,919	$181,457
Portfolio turnover	49%	150%	222%	304%	143%	171%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2016 (unaudited)
Assets:
Total investment in securities, at value (identified cost $153,063,595)		$154,298,760
Cash		227
Income receivable		388,372
Receivable for shares sold		129,318
TOTAL ASSETS		154,816,677
Liabilities:
Payable for shares redeemed	$217,580
Payable for daily variation margin on futures contracts	2,610
Income distribution payable	14,836
Payable to adviser (Note 5)	376
Payable for administrative fee (Note 5)	331
Payable for portfolio accounting fees	14,225
Payable for distribution services fee (Note 5)	1,487
Payable for other service fees (Notes 2 and 5)	11,421
Accrued expenses (Note 5)	7,139
TOTAL LIABILITIES		270,005
Net assets for 14,879,156 shares outstanding		$154,546,672
Net Assets Consist of:
Paid-in capital		$164,338,286
Net unrealized appreciation of investments and futures contracts		1,277,109
Accumulated net realized loss on investments and futures contracts		(11,093,806)
Undistributed net investment income		25,083
TOTAL NET ASSETS		$154,546,672
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$71,017,402 ÷ 6,837,127 shares outstanding, no par value, unlimited shares authorized		$10.39
Service Shares:
$6,973,896 ÷ 672,148 shares outstanding, no par value, unlimited shares authorized		$10.38
Class Y Shares:
$76,555,374 ÷ 7,369,881 shares outstanding, no par value, unlimited shares authorized		$10.39
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2016 (unaudited)
Investment Income:
Interest		$1,329,391
Expenses:
Investment adviser fee (Note 5)	$242,995
Administrative fee (Note 5)	63,341
Custodian fees	4,441
Transfer agent fee	34,164
Directors'/Trustees' fees (Note 5)	4,745
Auditing fees	13,863
Legal fees	4,059
Portfolio accounting fees	40,923
Distribution services fee (Note 5)	8,680
Other service fees (Notes 2 and 5)	62,264
Share registration costs	25,984
Printing and postage	11,728
Miscellaneous (Note 5)	7,460
TOTAL EXPENSES	524,647
Waiver of investment adviser fee (Note 5)	(186,265)
Net expenses		338,382
Net investment income		991,009
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		667,432
Net realized loss on futures contracts		(193,523)
Net change in unrealized appreciation of investments		(908,937)
Net change in unrealized depreciation of futures contracts		65,879
Net realized and unrealized loss on investments and futures contracts		(369,149)
Change in net assets resulting from operations		$621,860
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2016	Year Ended 2/29/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$991,009	$2,049,535
Net realized gain (loss) on investments and futures contracts	473,909	(2,631,582)
Net change in unrealized appreciation/depreciation of investments, futures contracts and written options	(843,058)	878,645
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	621,860	296,598
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(434,967)	(779,592)
Service Shares	(29,214)	(64,704)
Class Y Shares	(523,434)	(1,388,374)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(987,615)	(2,232,670)
Share Transactions:
Proceeds from sale of shares	41,127,192	61,733,810
Net asset value of shares issued to shareholders in payment of distributions declared	854,242	2,025,279
Cost of shares redeemed	(97,309,641)	(113,086,544)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(55,328,207)	(49,327,455)
Change in net assets	(55,693,962)	(51,263,527)
Net Assets:
Beginning of period	210,240,634	261,504,161
End of period (including undistributed net investment income of $25,083 and $21,689, respectively)	$154,546,672	$210,240,634
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2016 (unaudited)
1. ORGANIZATION
Federated U.S. Government Securities Fund: 1-3 Years (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers of $186,265 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended August 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Institutional Shares	$54,159
Service Shares	$8,105
TOTAL	$62,264
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $27,799,844 and $44,934,681, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to increase income and return, and to manage duration and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are
Semi-Annual Shareholder Report

added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At August 31, 2016, the Fund had no outstanding written option contracts.
The average market value of purchased put options held by the Fund throughout the period was $4,648. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Purchased options, in securities at value	$10,078	Payable for daily variation margin on futures contracts	$(41,944)*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Purchased Put Option Contracts	Total
Interest rate contracts	$(193,523)	$ 16,509	$(177,014)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Purchased Put Option Contracts	Total
Interest rate contracts	$65,879	$2,276	$68,155
Semi-Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of August 31, 2016, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2016		Year Ended 2/29/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	783,680	$8,166,081	873,834	$9,125,760
Shares issued to shareholders in payment of distributions declared	38,199	398,088	67,456	704,338
Shares redeemed	(1,702,211)	(17,726,480)	(2,789,709)	(29,146,746)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(880,332)	$(9,162,311)	(1,848,419)	$(19,316,648)

	Six Months Ended 8/31/2016		Year Ended 2/29/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	60,173	$626,317	612,671	$6,397,593
Shares issued to shareholders in payment of distributions declared	2,394	24,915	5,564	58,008
Shares redeemed	(55,256)	(575,066)	(957,644)	(9,948,129)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	7,311	$76,166	(339,409)	$(3,492,528)
Semi-Annual Shareholder Report

	Six Months Ended 8/31/2016		Year Ended 2/29/2016
Class Y Shares:	Shares	Amount	Shares	Amount
Share Sold	3,103,433	$32,334,794	4,420,234	$46,210,457
Shares issued to shareholders in payment of distributions declared	41,382	431,239	120,957	1,262,933
Shares redeemed	(7,591.949)	(79,008,095)	(7,077,385)	(73,991,669)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(4,447,134)	$(46,242,062)	(2,536,194)	$(26,518,279)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,320,155)	$(55,328,207)	(4,724,022)	$(49,327,455)
4. FEDERAL TAX INFORMATION
At August 31, 2016, the cost of investments for federal tax purposes was $153,063,595. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $1,235,165. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,339,701 and net unrealized depreciation from investments for those securities having an excess of cost over value of $104,536.
At February 29, 2016, the Fund had a capital loss carryforward of $10,896,277 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$9,258,914	$1,637,363	$10,896,277
As of February 29, 2016, for federal income tax purposes, the Fund had $507,121 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2016, the Adviser voluntarily waived $186,265 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$8,680
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2016, FSC retained $8,680 of fees paid by the Fund.
Other Service Fees
For the six months ended August 31, 2016, FSSC received $929 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2016, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Class Y Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.84% and 0.34%
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(the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of August 31, 2016, the Fund had no outstanding loans. During the six months ended August 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2016, there were no outstanding loans. During the six months ended August 31, 2016, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2016 to August 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2016	Ending Account Value 8/31/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,004.00	$2.42
Service Shares	$1,000	$1,002.30	$4.14
Class Y Shares	$1,000	$1,004.80	$1.67
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.79	$2.45
Service Shares	$1,000	$1,021.07	$4.18
Class Y Shares	$1,000	$1,023.54	$1.68
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.48%
Service Shares	0.82%
Class Y Shares	0.33%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated U.S. Government Securities Fund: 1-3 Years (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure
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requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
Semi-Annual Shareholder Report

exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
Semi-Annual Shareholder Report

the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply
Semi-Annual Shareholder Report

breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428M100
CUSIP 31428M209
CUSIP 31428M308
G01436-01 (10/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated U.S. Government Securities Fund: 1-3 Years

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 24, 2016